General Information (Reorganisation) (Details) - CNY (¥) ¥ in Thousands	Feb. 25, 2000	Jan. 12, 2018	Sep. 27, 2017	Nov. 08, 1993
General information [line items]
Capital registered		¥ 9,637	¥ 14,177	¥ 4,000,000
China Petrochemical Corporation ("Sinopec Group") [member] | Sinopec Shanghai Petrochemical Company Limited ("the Company") [member] | China Petroleum & Chemical Corporation ("Sinopec Corp.") [member]
General information [line items]
State-owned legal shares transferred	4,000,000,000
Percentage of issued share capital, state-owned legal shares transferred	55.56%